EMPLOYEE BENEFIT PLAN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFIT PLAN
Total contribution for employee benefits	¥ 110,394	¥ 116,281	¥ 110,521